Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Harbor High-Yield Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment-grade, high-risk, corporate bonds that are rated below Baa3 by Moody's or below BBB- by S&P or Fitch, commonly referred to as "high yield" or "junk" bonds. The Fund expects to invest in approximately 150 to 200 issuers.

The Subadviser will generally, but not exclusively, draw from investment opportunities in developed economies in both North America and Europe; however, the Fund is limited to U.S. dollar denominated securities.

The Subadviser's approach includes both bottom-up and top-down elements. While the strategy is grounded in credit-intensive bottom-up research, the Subadviser's views on credit conditions and relative values will also impact Fund positioning.

The Subadviser seeks to exploit credit inefficiencies, such as mispriced or misrated securities, by utilizing a rigorous investment discipline based on a comprehensive bottom-up analysis of creditworthiness. The Subadviser's research process focuses on companies that the Subadviser believes offer attractive yields and possess the ability to service their debt obligations. Through the credit research process, the Subadviser seeks to identify those high-yield issuers that it believes exhibit more favorable credit characteristics, such as the following, relative to other high-yield issuers:

  Predictable demand and stable cash flows
  Competitive positions in well-defined market niches
  Sustainable margins, profitability and growth
  Strong financial and managerial controls
  Proven management teams

The Subadviser tends to eliminate from consideration issuers operating in industries whose participants, in the Subadviser's view, possess a limited ability to maintain a competitive advantage because of low entry barriers or an excessive reliance on technological innovation for growing cash flow. The Subadviser's credit research also emphasizes downside risk protection, and incorporates a comprehensive assessment of bond covenant protections and the remedies available should an investment become impaired.

The Subadviser's approach to portfolio management also has a top-down, flexible and opportunistic element that seeks to take into account current and anticipated market conditions to guide the Fund's exposures. As a result, the Fund is not limited to set exposures to particular credit ratings categories. The Fund will typically hold credits that range from BBB to CCC ratings, and up to 10% in unrated securities. When credit spreads are at historically wide levels and credit default rates appear to be headed lower, the Subadviser may seek out opportunities to take on greater credit risk by emphasizing single-B securities and by taking tactical advantage of the potential for spread tightening in CCC-rated securities. In an environment of tight credit spreads and increasing default rates, the Subadviser may shift the rating allocation in favor of higher quality BB-rated securities in an effort to help insulate the Fund from potential price volatility.

Duration/Maturity: Although duration may be one of the characteristics considered in security selection, the Fund does not focus on bonds with any particular duration or maturity and does not seek to maintain the maturity of the Fund's portfolio in any particular range.

Credit Quality: The Fund invests primarily in below investment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds, but may invest up to 20% of its net assets in investment-grade securities, including U.S. Treasury and U.S. government agency securities. Therefore, the Fund's average weighted portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadviser does not seek to actively invest in defaulted securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for the Fund because it invests primarily in below investment-grade securities.

High-Yield Risk: There is a greater risk that the Fund will lose money because it invests primarily in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio. All other things equal, securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the price of a fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase the Fund's exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.

Liquidity Risk: The market for high-yield bonds is less liquid than the market for investment-grade bonds. The Fund may at times have greater difficulty buying or selling specific high-yield bonds at prices the Subadviser believes are reasonable, which would be adverse to the Fund. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer's securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Prepayment Risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund's website at harborfunds.com or call 800-422-1050.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborfunds.com
Harbor High-Yield Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.73%	[3]
One Year	rr_ExpenseExampleYear01	$ 75
Three Years	rr_ExpenseExampleYear03	$ 309
Harbor High-Yield Opportunities Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[3]
One Year	rr_ExpenseExampleYear01	$ 66
Three Years	rr_ExpenseExampleYear03	$ 284
Harbor High-Yield Opportunities Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%	[3]
One Year	rr_ExpenseExampleYear01	$ 100
Three Years	rr_ExpenseExampleYear03	$ 387
Harbor High-Yield Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[3]
One Year	rr_ExpenseExampleYear01	$ 112
Three Years	rr_ExpenseExampleYear03	$ 424

[1]	Applicable to shares held less than 90 days.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.73%, 0.65%, 0.98%, and 1.10% for the Institutional Class, Retirement Class, Administrative Class, and Investor Class, respectively, through February 28, 2019. Only the Fund's Board of Trustees may modify or terminate this agreement.